Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Retained earnings (deficit)	Non-controlling interests	Non-controlling interests	Total
Balance at Sep. 30, 2022	$ 17,697	$ 16,276,866	$ (2,309,114)	$ (28,939)	$ 2,180,108	$ 16,138,618
Balance (in Shares) at Sep. 30, 2022	11,350,704
Net loss			(6,659,441)		(410,421)	(7,069,862)
Share buyback		(7)				(7)
Share buyback (in Shares)	(201,614)
Share-based compensation – common shares	$ 1,348	1,794,831				1,796,179
Share-based compensation – common shares (in Shares)	849,083
Share-based compensation – stock options		265,631				265,631
Acquisition of additional interest in subsidiary		(208,321)			20,817	(187,504)
Currency translation adjustment				(7,345)		(7,345)
Balance at Sep. 30, 2023	$ 19,045	18,129,000	(8,968,555)	(36,284)	1,790,504	10,933,710
Balance (in Shares) at Sep. 30, 2023	11,998,173
Net loss			(5,990,123)		(581,061)	(6,571,184)
Issuance of common stock for cash	$ 635	799,365				800,000
Issuance of common stock for cash (in Shares)	400,000
Investment with 40% interest in SouthGilmore		(762,346)			4,500,074	3,737,728
Share-based compensation – common shares	$ 1,134	833,265				834,399
Share-based compensation – common shares (in Shares)	715,000
Share-based compensation – stock options		1,142,787				1,142,787
Currency translation adjustment				481		481
Balance at Sep. 30, 2024	$ 20,814	20,142,071	(14,958,678)	(35,803)	5,709,517	10,877,921
Balance (in Shares) at Sep. 30, 2024	13,113,173
Net loss			(2,429,121)		(97,492)	(2,526,613)
Issuance of common stock for cash	$ 15,188	5,094,063				5,109,251
Issuance of common stock for cash (in Shares)	9,568,494
Share-based compensation – common shares	$ 1,135	523,145				524,280
Share-based compensation – common shares (in Shares)	715,000
Share-based compensation – stock options		448,600				448,600
Currency translation adjustment				(13,742)		(13,742)
Balance at Sep. 30, 2025	$ 37,137	$ 26,207,879	$ (17,387,799)	$ (49,545)	$ 5,612,025	$ 14,419,697
Balance (in Shares) at Sep. 30, 2025	23,396,667